Income Per Share (Parentheticals) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Per Share [Abstract]
Weighted average common share equivalents of excluded dilutive securities due to anti-dilutive effect	11,238	11,752	14,400